Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000260537 | State Street SPDR Portfolio S&P 500 ETF9281259
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000260537 | Vanguard Growth ETF9281264
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000260537 | iShares Morningstar U.S. Equity ETF9281254
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000260537 | Vanguard Value ETF9281267
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000260537 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000260538 | State Street SPDR Portfolio S&P 500 Growth ETF9281280
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000260538 | Schwab U.S. Large-Cap Growth ETF9281276
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000260538 | Vanguard Russell 1000 Growth ETF9281287
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000260538 | State Street SPDR Portfolio S&P 500 ETF9281283
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000260538 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000260539 | State Street SPDR Portfolio S&P 500 Value ETF9281299
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000260539 | Schwab U.S. Large-Cap Value ETF9281295
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000260539 | Vanguard Russell 1000 Value ETF9281305
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000260539 | State Street SPDR Portfolio S&P 500 ETF9281302
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000260539 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000260535 | State Street SPDR Portfolio S&P 500 ETF9281320
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000260535 | Vanguard Russell 2000 ETF9281325
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000260535 | iShares Morningstar Small-Cap Value ETF9281315
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000260535 | Schwab U.S. Small-Cap ETF9281317
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000260535 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000260536 | State Street SPDR Portfolio Developed World ex-US ETF9281321
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000260536 | State Street SPDR Portfolio S&P 500 ETF9281323
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000260536 | iShares Core MSCI Emerging Markets ETF9281318
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000260536 | Vanguard FTSE Developed Markets ETF9281326
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000260536 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000260533 | iShares Core U.S. Aggregate Bond ETF9281330
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000260533 | Schwab Intermediate-Term U.S. Treasury ETF9281335
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000260533 | iShares MBS ETF9281333
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000260533 | State Street SPDR Portfolio Corporate Bond ETF9281338
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000260533 | Vanguard Short-Term Corporate Bond ETF9281343
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000260533 | Vanguard Long-Term Bond ETF9281341
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000260533 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000260541 | Vanguard Short-Term Bond ETF9281339
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000260541 | iShares Core U.S. Aggregate Bond ETF9281332
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000260541 | Vanguard Short-Term Corporate Bond ETF9281336
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000260541 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000260540 | Vanguard Long-Term Bond ETF9281350
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000260540 | iShares Core U.S. Aggregate Bond ETF9281347
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000260540 | Vanguard Long-Term Corporate Bond ETF9281354
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000260540 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000260534 | State Street SPDR Bloomberg High Yield Bond ETF9282485
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000260534 | PIMCO Active Bond Exchange-Traded Fund9282484
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000260534 | MFS Active Core Plus Bond ETF9282483
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000260534 | Cohen & Steers Real Estate Active ETF9282480
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000260534 | Global X MLP ETF9282482
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000260534 | First Trust Senior Loan ETF9282481
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000260534 | Cohen & Steers Preferred and Income Opportunities Active ETF9282479
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000260534 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%